Shareholders Equity - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) Vote shares	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2020 USD ($) shares
Number of votes for each share held | Vote	1
Redeemable preference shares | ₨	₨ 30,100
Transfer of general reserve to preference reserve | ₨		₨ 30,100
Number of shares issued	261,780,208	248,779,452	261,780,208
Dividend distribution, threshold percentage of paid-up capital	10.00%
General reserve	₨ 160,950	₨ 160,950	$ 2,135
Minimum obligatory reserve as a percentage of outstanding debentures	25.00%
Retained earnings	₨ 203,135	₨ 281,344	$ 2,694
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Number of shares issued	14,378,261	14,998,702	14,378,261
Debenture Redemption Reserve [member]
Retained earnings	₨ 11,115	₨ 13,012	$ 147
Preference share redemption reserve [member]
Retained earnings	30,869	30,869	409
Capital reserve [member]
Retained earnings	₨ 184,328	₨ 186,508	$ 2,445
American depository shares [member]
Number of shares issued	65,445,052	62,194,863	65,445,052